Acquisition of Zyga Technology Inc.- Purchase Price (Detail) - Zyga Technology Inc [Member] - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2018	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Line Items]
Cash from RTI Surgical	$ 3,000	$ 3,000	$ 21,000
Total purchase price	21,000
Revolving Credit Facility [Member]
Business Combinations [Line Items]
Cash proceeds from revolving credit facility	$ 18,000